Intangible Assets - FV Assumptions (Details) - Mortgage servicing rights (MSRs)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assumptions used in estimating the fair value of mortgage service rights
Weighted average constant prepayment rate	8.87%	9.73%
Weighted average note rate	3.95%	3.85%
Weighted average discount rate	10.28%	10.09%
Weighted average expected life (in years)	6 years 3 months 18 days	5 years 10 months 24 days